Subsequent Events - Additional Information (Detail) - Cents		1 Months Ended
	Mar. 22, 2023	Feb. 28, 2016
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable, Amount per share	0.82
Dividend payable annual percentage		40.00%
2023 Dividend Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend payable annual percentage	40.00%